Condensed Consolidated Balance Sheet - USD ($) $ in Millions		Sep. 30, 2018	Dec. 31, 2017
Non-current assets
Intangible assets		$ 23,684	$ 24,180
Property, plant and equipment		224,172	226,380
Joint ventures and associates		25,619	27,927
Investments in securities		3,057	7,222
Deferred tax		11,565	13,791
Retirement benefits		4,121	2,799
Trade and other receivables		7,902	8,475
Derivative financial instruments	[1]	623	919
Non-current assets		300,743	311,693
Current assets
Inventories		29,313	25,223
Trade and other receivables		51,097	44,565
Derivative financial instruments	[1]	7,724	5,304
Cash and cash equivalents		19,112	20,312
Current assets		107,246	95,404
Total assets		407,989	407,097
Non-current liabilities
Debt		64,455	73,870
Trade and other payables		3,133	3,447
Derivative financial instruments	[1]	1,359	981
Deferred tax		14,083	13,007
Retirement benefits		10,521	13,247
Decommissioning and other provisions		23,206	24,966
Non-current liabilities		116,757	129,518
Current liabilities
Debt		13,923	11,795
Trade and other payables		54,713	51,410
Derivative financial instruments	[1]	7,389	5,253
Taxes payable		9,496	7,250
Retirement benefits		411	594
Decommissioning and other provisions		3,814	3,465
Current liabilities		89,746	79,767
Total liabilities		206,503	209,285
Equity attributable to Royal Dutch Shell plc shareholders		197,533	194,356
Non-controlling interest		3,953	3,456
Total equity		201,486	197,762
Total liabilities and equity		$ 407,989	407,097
As previously published [Member]
Current liabilities
Total equity			$ 197,812

[1]	See Note 6 "Derivative financial instruments and debt excluding finance lease liabilities".